UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31 , 2001

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):

                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:                   Thomas N. Tryforos
                            ------------------------------------------------------------------------------------
    Address:                323 Railroad Avenue        Greenwich               CT                   06830
                            -------------------------- ----------------------- -------------------- ------------
                            (Street)                   (City)                  (State)              (Zip)

    Form 13F File Number:   28-3444

                    The institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                 Thomas N. Tryforos

         Title:                Investment Manager

         Phone:                203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas N. Tryforos
--------------------------------------------------------------------------------
 [Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
 [City, State]

         May 15, 2001
--------------------------------------------------------------------------------
 [Date]

Report Type (Check only one.):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number:  28-1909

         Name:                  Thomas W. Smith